Long-term debt and current portion of long-term debt	12 Months Ended
Dec. 31, 2017
Disclosure Of Borrowings [Abstract]
Disclosure of borrowings [text block]

29 Long-term debt and current portion of long-term debt

	December 31, 2017			December 31, 2016
(€ million)	Long-term portion	Short-term portion	Total	Long-term portion	Short-term portion	Total
Banks	3,200	801	4,001	4,014	272	4,286
Ordinary bonds	16,520	1,445	17,965	16,044	2,959	19,003
Convertible bonds	387		387	383		383
Other financial institutions	72	40	112	123	48	171
	20,179	2,286	22,465	20,564	3,279	23,843

The following table reflects long-term debt and current portion of long-term debt as of December 31, 2017 by maturity:

	At December 31,		Long-term maturity
(€ million)	Maturity range	31.12.2017	2019	2020	2021	2022	After	Total	Current maturity 2018
Banks	2018 – 2032	4,001	1,290	729	341	143	697	3,200	801
Ordinary bonds	2018 – 2043	17,965	2,486	2,371	934	697	10,032	16,520	1,445
Convertible bonds	2022	387				387		387
Other financial institutions	2018 – 2032	112	45	3	3	3	18	72	40
		22,465	3,821	3,103	1,278	1,230	10,747	20,179	2,286

Long-term debt and current portion of long-term debt of  €22,465 million (€23,843 million at December 31, 2016) decreased by €1,378 million. The decrease comprised new issuance of  €1,842 million net of repayments made for €2,973 million and, as decrease, currency translation differences relating foreign subsidiaries and debt denominated in foreign currency recorded by euro-reporting subsidiaries for €236 million.

Eni entered into long-term borrowing facilities with the European Investment Bank. These borrowing facilities are subject to the maintenance of a minimum level of credit rating. According to the agreements, should the Company lose the minimum credit rating, new guarantees could be required to be agreed upon with the European Investment Bank. In addition, Eni entered into long and medium-term facilities subject to the maintenance of certain financial ratios based on the Consolidated Financial Statements of Eni with Citibank Europe Plc, whose non-compliance allows the bank to request an early repayment. At December 31, 2017, debts subjected to restrictive covenants amounted to €1,664 million (€1,953 million at December 31, 2016). Eni was in compliance with those covenants.

Ordinary bonds of  €17.965 million (€19,003 million at December 31, 2016) consisted of bonds issued within the Euro Medium Term Notes Program for a total of  €16,963 million and other bonds for a total of €1,002 million.

The following table provides a breakdown of ordinary bonds by issuing entity, maturity date, interest rate and currency as of December 31, 2017:

		Discount on bond issue and accrued			Maturity		Rate %
(€ million)	Amount	expense	Total	Currency	from	to	from	to
Issuing entity
Euro Medium Term Notes
Eni SpA	1,500	16	1,516	EUR		2019		4.125
Eni SpA	1,200	17	1,217	EUR		2025		3.750
Eni SpA	1,000	37	1,037	EUR		2020		4.250
Eni SpA	1,000	32	1,032	EUR		2018		3.500
Eni SpA	1,000	27	1,027	EUR		2029		3.625
Eni SpA	1,000	19	1,019	EUR		2020		4.000
Eni SpA	1,000	8	1,008	EUR		2023		3.250
Eni SpA	1,000	7	1,007	EUR		2026		1.500
Eni SpA	900	(6)	894	EUR		2024		0.625
Eni SpA	800	1	801	EUR		2021		2.625
Eni SpA	800	(2)	798	EUR		2028		1.625
Eni SpA	750	13	763	EUR		2019		3.750
Eni SpA	750	7	757	EUR		2024		1.750
Eni SpA	750	4	754	EUR		2027		1.500
Eni SpA	700		700	EUR		2022		0.750
Eni SpA	650	(1)	649	EUR		2025		1.000
Eni SpA	600	(6)	594	EUR		2028		1.125
Eni Finance International SA	507	15	522	GBP	2018	2021	4.750	6.125
Eni Finance International SA	295	3	298	EUR	2028	2043	3.875	5.441
Eni Finance International SA	155	1	156	YEN	2019	2037	1.955	2.810
Eni Finance International SA	417	(3)	414	USD		2026		variable
	16,774	189	16,963
Other bonds
Eni SpA	375	3	378	USD		2020		4.150
Eni SpA	292		292	USD		2040		5.700
Eni USA Inc	333	(1)	332	USD		2027		7.300
	1,000	2	1,002
	17,774	191	17,965

As of December 31, 2017, ordinary bonds maturing within 18 months of  €2,199 million were issued by Eni SpA for €1,795 million and by Eni Finance International SA for €404 million. During 2017, new bonds of  €1,817 million were issued by Eni SpA for €1,403 million and Eni Finance International SA for €414 million.

The following table provides a breakdown of convertible bonds issued by Eni SpA as of December 31, 2017:

(€ million)	Amount	Discount on bond issue and accrued expense	Total	Currency	Maturity	Rate %
Issuing entity
Eni SpA	400	(13)	387	EUR	2022	0.000
	400	(13)	387

The non-dilutive equity-linked bond issued provides for by a redemption value linked to the market price of Eni’s shares. The bondholders have “conversion” rights at certain times and/or in the presence of certain events, while the bonds will be cash-settled. Accordingly, to hedge its exposure, Eni purchased cash-settled call options relating to Eni shares that will be settled on a net cash basis. The convertible bond is measured at amortized cost. The conversion option, embedded in the financial instrument issued, and the call option on Eni’s shares acquired are valued at fair value with effects recognized through profit and loss.

The following table provides a breakdown by currency of long-term debt, its current portion and the related weighted average interest rates.

	December 31, 2017 (€ million)	Average rate (%)	December 31, 2016 (€ million)	Average rate (%)
Euro	20,094	2.4	21,545	2.7
U.S. dollar	1,694	4.8	1,587	5.2
British pound	521	5.3	540	5.3
Japanese yen	156	2.6	171	2.6
	22,465		23,843

As of December 31, 2017, Eni retained undrawn long-term committed borrowing facilities of €5,802 million (€6,236 at December 31, 2016), of which €750 million due in 2018. Those facilities bore interest rates reflecting prevailing conditions on the marketplace.

Eni has in place a program for the issuance of Euro Medium Term Notes up to €20 billion, of which €16.8 billion were drawn as of December 31, 2017.

Fair value of long-term debt, including the current portion of long-term debt amounted to €23,764 million (€25,358 million at December 31, 2016):

(€ million)	December 31, 2017	December 31, 2016
Ordinary bonds	19,219	20,501
Convertible bonds	410	435
Banks	4,021	4,244
Other financial institutions	114	178
	23,764	25,358

Fair value of financial debt was calculated by discounting the expected future cash flows at discount rates ranging from -0.2% to 2.5% (-0.2% and 2.6% at December 31, 2016).

Information on net borrowings

In assessing its capital structure, Eni uses net borrowings, which is a non-GAAP financial measure. Eni calculates net borrowings as total finance debt (short-term and long-term debt) derived from its Consolidated Financial Statements prepared in accordance with IFRS as issued by the IASB less: cash, cash equivalents, held-for-trading securities and other financial assets, and certain highly-liquid investments not related to operations including, among others, non-operating financing receivables and available-for-sale securities not related to operations. Held-for-trading securities and other financial assets are part of a strategic reserve of liquidity that management has established by reinvesting proceeds from the Group disposal plans and is intended to provide a certain degree of financial flexibility in case of a prolonged price downturn, tight financial markets or in view of other Company’s purposes. Non-operating financing receivables consist mainly of deposits with banks and other financing institutions and deposits in escrow. Available-for-sale securities not related to operations consist primarily of government bonds and securities from financing institutions. These assets are generally intended to absorb temporary surpluses of cash as part of the Company’s ordinary management of financing activities.

Management believes that net borrowings is a useful measure of Eni’s financial condition as it provides insight about the soundness of Eni’s capital structure and the ways by which Eni’s operating assets are financed. In addition, management utilizes the ratio of net borrowings to total shareholders’ equity including non-controlling interest (leverage) to assess Eni’s capital structure, to analyze whether the ratio between finance debt and shareholders’ equity is well balanced according to industry standards and to track management’s short-term and medium-term targets. Management continuously monitors trends in net borrowings and trends in leverage in order to optimize the use of internally-generated funds versus funds from third parties. The measure calculated in accordance with IFRS that is most directly comparable to net borrowings is total debt (short-term and long-term debt). The most directly comparable measure, derived from IFRS reported amounts, to calculate leverage is the ratio of total debt to shareholders’ equity (including non-controlling interest). Eni’s presentation and calculation of net borrowings and leverage may not be comparable to that of other companies.

	December 31, 2017			December 31, 2016
(€ million)	Current	Non- current	Total	Current	Non- current	Total
A. Cash and cash equivalents	7,363		7,363	5,674		5,674
B. Held-for-trading financial assets	6,012		6,012	6,166		6,166
C. Available-for-sale financial assets	207		207	238		238
D. Liquidity (A+B+C)	13,582		13,582	12,078		12,078
E. Financing receivables	209		209	385		385
F. Short-term debt towards banks	201		201	155		155
G. Long-term debt towards banks	801	3,200	4,001	272	4,014	4,286
H. Bonds	1,445	16,907	18,352	2,959	16,427	19,386
I. Short-term debt towards related parties	164		164	191		191
L. Other short-term liabilities	1,877		1,877	3,050		3,050
M. Other long-term liabilities	40	72	112	48	123	171
N. Total borrowings (F+G+H+I+L+M)	4,528	20,179	24,707	6,675	20,564	27,239
O. Net borrowings (N-D-E)	(9,263)	20,179	10,916	(5,788)	20,564	14,776

Financial assets held for trading of  €6,012 million (€6,166 million at December 31, 2016) are disclosed in note 9 — Financial assets held for trading.

Available-for-sale securities of  €207 million (€238 million at December 31, 2016) were held for non-operating purposes and related to Eni Insurance DAC.

Current financing receivables of  €209 million (€385 million at December 31, 2016) were held for non-operating purposes.

Changes in gross borrowings were as following:

(€ million)	Long-term debt and current portion of long-term debt	Short-term debt	Total
Carrying amount at December 31, 2016	23,843	3,396	27,239
Cash flows	(1,131)	(581)	(1,712)
Currency translation differences	(236)	(574)	(810)
Other non-monetary changes	(11)	1	(10)
Carrying amount at December 31, 2017	22,465	2,242	24,707